Stock Options (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options exercised during the period	907,720
Options forfeited	1,762,000
Stock options ending balance	6,067,000	8,737,000
Stock Options Transactions Weighted Average Price Per Share [Roll Forward]
Granted	$ 0
Exercised	45.8
Forfeited	54.89
Weighted average price per share ending balance	$ 66.38	$ 61.93
Share-based Compensation Arrangement by Share-based Payment Awards, Option, Vested and Expected to Vest [Abstract]
Weighted average exercise price		$ 61.93
Fully Vested Options (Abstract)
Cash received from exercise of stock options	$ 44,018,000	$ 76,093,000	$ 98,523,000
Intrinsic value of options exercised	34,767,000	73,886,000	47,396,000
Tax benefit received from exercise of stock options	$ 8,887,000	$ 18,073,000	$ 8,529,000
Common Stock, No par value [Member]
Share-based Compensation Arrangement by Share-based Payment Awards, Option, Vested and Expected to Vest [Abstract]
Number of options	1,162,000
Weighted average exercise price	$ 52.37
Aggregate intrinsic value	$ 37,694,000